UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2009

Item 1:  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.28%

Aerospace 5.00%
Alliant Techsystems, Inc.*	11,300	$757
Curtiss-Wright Corp.	10,300	289
General Dynamics Corp.	23,700	986
Rockwell Collins, Inc.	10,400	339
United Technologies Corp.	30,370	1,305
Total		3,676

Air Transportation 0.70%
Bristow Group, Inc.*	9,300	199
Southwest Airlines Co.	49,300	312
Total		511

Auto Components 0.97%
PACCAR, Inc.	27,600	711

Auto Parts: Original Equipment 2.06%
Autoliv, Inc. (Sweden)(a)	41,500	771
BorgWarner, Inc.	27,100	550
WABCO Holdings, Inc.	15,600	192
Total		1,513

Automobiles 1.60%
Honda Motor Co., Ltd. ADR	49,700	1,178

Banks 3.06%
City National Corp.	2,300	78
Commerce Bancshares, Inc.	17,062	619
Cullen/Frost Bankers, Inc.	33,000	1,549
Total		2,246

Beverage: Soft Drinks 0.35%
PepsiCo, Inc.	5,000	257

Biotechnology Research & Production 8.78%
Amgen, Inc.*	37,400	1,852
Biogen Idec, Inc.*	25,600	1,342
Genzyme Corp.*	1,800	107
Life Technologies Corp.*	37,300	1,211
Onyx Pharmaceuticals, Inc.*	33,200	948
OSI Pharmaceuticals, Inc.*	25,900	991
Total		6,451

Building: Materials 0.24%
Quanex Building Products Corp.	23,750	180

Chemicals 0.48%
Celanese Corp. Series A	23,500	314
Cytec Industries, Inc.	2,800	42
Total		356

Communications Technology 0.99%
Anixter International, Inc.*	23,000	729

Computer Services, Software & Systems 2.61%
Adobe Systems, Inc.*	27,500	588
McAfee, Inc.*	39,600	1,327
Total		1,915

Containers & Packaging: Metal & Glass 1.06%
AptarGroup, Inc.	17,200	536
Silgan Holdings, Inc.	4,700	247
Total		783

Containers & Packaging: Paper & Plastic 0.64%
Pactiv Corp.*	32,100	468

Diversified Financial Services 6.13%
Bank of New York Mellon Corp. (The)	51,687	1,460
JPMorgan Chase & Co.	44,600	1,186
Lazard Ltd. Class A	34,600	1,017
Raymond James Financial, Inc.	42,800	843
Total		4,506

Diversified Manufacturing 0.27%
Hexcel Corp.*	30,700	202

Diversified Production 3.70%
Eaton Corp.	27,870	1,027
Honeywell International, Inc.	20,600	574
ITT Corp.	29,000	1,116
Total		2,717

Drug & Grocery Store Chains 2.13%
Kroger Co. (The)	73,700	1,564

Drugs & Pharmaceuticals 9.15%
Abbott Laboratories	51,700	2,466
AmerisourceBergen Corp.	29,200	954
Schering-Plough Corp.	65,930	1,553
Watson Pharmaceuticals, Inc.*	56,400	1,755
Total		6,728

Electrical Equipment & Components 0.27%
AMETEK, Inc.	6,450	202

Engineering & Contracting Services 1.33%
Jacobs Engineering Group, Inc.*	7,300	282
URS Corp.*	17,300	699
Total		981

Financial: Miscellaneous 0.85%
Berkshire Hathaway, Inc. Class B*	222	626

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Foods 1.96%
J.M. Smucker Co. (The)	20,000	$745
Kellogg Co.	7,300	267
Ralcorp Holdings, Inc.*	4,700	253
Smithfield Foods, Inc.*	18,400	174
Total		1,439

Gold 1.67%
Barrick Gold Corp. (Canada)(a)	37,800	1,225

Healthcare Facilities 2.59%
DaVita, Inc.*	43,400	1,907

Identification Control & Filter Devices 2.07%
Donaldson Co., Inc.	12,500	335
Parker Hannifin Corp.	29,500	1,002
Roper Industries, Inc.	4,300	183
Total		1,520

Insurance: Multi-Line 3.32%
ACE Ltd. (Switzerland)(a)	6,100	246
Aon Corp.	38,400	1,567
Markel Corp.*	2,200	625
Total		2,438

Investment Management Companies 0.41%
State Street Corp.	9,800	302

Jewelry, Watches & Gemstones 0.58%
Fossil, Inc.*	27,000	424

Machinery: Industrial/Specialty 0.67%
Kennametal, Inc.	21,200	344
Nordson Corp.	5,300	151
Total		495

Machinery: Oil Well Equipment & Services 2.69%
Cameron International Corp.*	10,600	232
Halliburton Co.	32,000	495
Helmerich & Payne, Inc.	8,800	200
Oceaneering International, Inc.*	3,900	144
Smith International, Inc.	22,500	483
Superior Energy Services, Inc.*	32,900	424
Total		1,978

Metal Fabricating 1.73%
Precision Castparts Corp.	5,900	353
Reliance Steel & Aluminum Co.	35,000	922
Total		1,275

Milling: Fruit & Grain Processing 1.95%
Archer Daniels Midland Co.	51,500	1,431

Miscellaneous: Consumer Staples 0.67%
Diageo plc ADR	11,000	492

Multi-Sector Companies 1.54%
Carlisle Cos., Inc.	49,000	962
SPX Corp.	3,600	169
Total		1,131

Oil: Crude Producers 3.98%
Apache Corp.	4,600	295
Forest Oil Corp.*	27,200	358
Noble Energy, Inc.	9,700	523
Petrohawk Energy Corp.*	50,000	961
Range Resources Corp.	3,400	140
XTO Energy, Inc.	21,300	652
Total		2,929

Oil: Integrated Domestic 2.06%
EnCana Corp. (Canada)(a)	21,400	869
Hess Corp.	11,900	645
Total		1,514

Railroads 0.64%
Kansas City Southern*	37,200	473

Rental & Leasing Services: Commercial 0.56%
GATX Financial Corp.	20,200	409

Restaurants 2.81%
Brinker International, Inc.	50,400	761
Darden Restaurants, Inc.	28,200	966
Wendy’s/Arby’s Group, Inc.	67,100	337
Total		2,064

Retail 4.88%
Abercrombie & Fitch Co. Class A	7,900	188
American Eagle Outfitters, Inc.	24,800	304
Costco Wholesale Corp.	17,500	811
Kohl’s Corp.*	10,800	457
MSC Industrial Direct Co., Inc.	2,300	71
Nordstrom, Inc.	8,600	144
Target Corp.	12,200	420
TJX Companies, Inc. (The)	12,700	326
Wal-Mart Stores, Inc.	16,600	865
Total		3,586

Securities Brokerage & Services 0.20%
Charles Schwab Corp. (The)	9,400	146

Shipping 0.68%
Kirby Corp.*	18,800	501

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Steel 0.45%
Carpenter Technology Corp.	23,300	$329

Truckers 0.51%
Heartland Express, Inc.	25,200	373

Utilities: Electrical 1.29%
Southern Co. (The)	16,000	490
Wisconsin Energy Corp.	11,200	461
Total		951

Utilities: Gas Distributors 1.29%
Piedmont Natural Gas Co., Inc.	4,400	114
UGI Corp.	35,200	831
Total		945

Utilities: Gas Pipelines 2.71%
El Paso Corp.	110,000	688
EQT Corp.	16,100	504
Williams Cos., Inc. (The)	70,000	797
Total		1,989

Total Common Stocks (cost $87,610,959)		70,766

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.30%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $3,980,000 of U.S. Treasury Bill at 0.18% due 5/14/2009; value: $3,979,204; proceeds: $3,896,862 (cost $3,896,861)	$3,897	3,897

Total Investments in Securities 101.58% (cost $91,507,820)		74,663

Liabilities in Excess of Other Assets (1.58%)		(1,164)
Net Assets 100.00%		$73,499

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.80%

COMMON STOCKS 44.66%

Aerospace & Defense 0.81%
Lockheed Martin Corp.	7	$483,210
Moog, Inc. Class A*	10	228,700
Total		711,910

Beverages 0.89%
Diageo plc ADR	4	161,100
PepsiCo, Inc.	12	617,760
Total		778,860

Biotechnology 0.69%
BioMarin Pharmaceutical, Inc.*	17	209,950
Celgene Corp.*	9	399,600
Total		609,550

Capital Markets 0.39%
Bank of New York Mellon Corp. (The)	12	339,000

Chemicals 0.61%
Monsanto Co.	7	540,150

Commercial Banks 1.04%
PNC Financial Services Group, Inc. (The)	7	190,385
U.S. Bancorp	30	438,300
Wells Fargo & Co.	20	284,800
Total		913,485

Commercial Services & Supplies 0.12%
R.R. Donnelley & Sons Co.	15	109,950

Communications Equipment 0.44%
QUALCOMM, Inc.	10	389,100

Computers & Peripherals 0.88%
Hewlett-Packard Co.	15	480,900
International Business Machines Corp.	3	290,670
Total		771,570

Containers & Packaging 0.89%
Ball Corp.	18	781,200

Distributors 0.48%
Genuine Parts Co.	14	418,040

Diversified Financials 0.83%
JPMorgan Chase & Co.	28	730,950

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Shares (000)	Value
Diversified Telecommunication Services 5.74%
AT&T, Inc.	90	$2,255,400
EMBARQ Corp.	25	946,250
Qwest Communications International, Inc.	350	1,197,000
Verizon Communications, Inc.	15	453,000
Windstream Corp.	25	201,500
Total		5,053,150

Electric: Utilities 1.32%
TECO Energy, Inc.	16	178,400
UniSource Energy Corp.	35	986,650
Total		1,165,050

Electrical Equipment 0.45%
Emerson Electric Co.	14	400,120

Energy Equipment & Services 0.26%
Halliburton Co.	15	232,050

Food & Staples Retailing 3.10%
CVS Caremark Corp.	16	439,840
Ingles Markets, Inc. Class A	32	471,788
Kroger Co. (The)	14	297,080
SUPERVALU, INC.	18	257,040
Wal-Mart Stores, Inc.	24	1,266,030
Total		2,731,778

Food Products 4.56%
Campbell Soup Co.	21	574,560
H.J. Heinz Co.	27	892,620
Kellogg Co.	27	989,010
Kraft Foods, Inc. Class A	70	1,560,300
Total		4,016,490

Gas Utilities 0.42%
National Fuel Gas Co.	12	368,040

Hotels, Restaurants & Leisure 0.78%
McDonald’s Corp.	13	682,125

Household Durables 0.68%
Snap-on, Inc.	24	602,400

Household Products 0.75%
Procter & Gamble Co. (The)	14	659,260

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Shares (000)	Value
Independent Power Producers & Energy Traders 0.25%
NRG Energy, Inc.*	12	$216,603

Industrial Conglomerates 0.80%
3M Co.	6	298,320
General Electric Co.	40	404,400
Total		702,720

Insurance 1.32%
ACE Ltd. (Switzerland)(a)	27	1,090,800
MetLife, Inc.	3	72,181
Total		1,162,981

Machinery 0.11%
Oshkosh Corp.	15	101,100

Metals & Mining 0.06%
Allegheny Technologies, Inc.	3	54,825

Multi-Line Retail 0.38%
Target Corp.	10	330,144

Multi-Utilities & Unregulated Power 0.32%
Ameren Corp.	12	278,280

Oil & Gas 5.72%
Chevron Corp.	26	1,754,964
ConocoPhillips	13	489,500
Devon Energy Corp.	3	134,070
EOG Resources, Inc.	18	958,300
Exxon Mobil Corp.	7	463,080
Hess Corp.	9	493,220
Marathon Oil Corp.	6	149,853
Transocean Ltd. (Switzerland)*(a)	8	441,300
XTO Energy, Inc.	5	153,100
Total		5,037,387

Pharmaceuticals 7.65%
Bristol-Myers Squibb Co.	90	1,972,800
Johnson & Johnson	17	894,200
Merck & Co., Inc.	10	267,500
Mylan, Inc.*	115	1,544,832
Pfizer, Inc.	120	1,633,038
Teva Pharmaceutical Industries Ltd. ADR	9	423,470
Total		6,735,840

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Shares (000)	Value
Semiconductor Equipment & Products 0.26%
Intel Corp.	15	$225,750

Semiconductors & Semiconductor Equipment 0.23%
Broadcom Corp. Class A*	10	199,800

Software 1.29%
Adobe Systems, Inc.*	12	256,680
Citrix Systems, Inc.*	12	271,680
Microsoft Corp.	33	606,210
Total		1,134,570

Tobacco 0.14%
Altria Group, Inc.	8	123,354

Total Common Stocks (cost $50,580,272)		39,307,582

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.14%

Aerospace & Defense 0.55%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$500	484,375

Beverages 0.41%
Molson Coors Brewing Co.	2.50%	7/30/2013	350	357,875

Biotechnology 1.89%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	350	336,000
CV Therapeutics, Inc.	3.25%	8/16/2013	100	99,125
Gilead Sciences, Inc.	0.625%	5/1/2013	700	899,500
Millipore Corp.	3.75%	6/1/2026	350	326,375
Total				1,661,000

Building Products 0.28%
General Cable Corp.	1.00%	10/15/2012	350	249,812

Capital Markets 0.08%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	70,500

Commercial Services & Supplies 0.62%
CRA International, Inc.	2.875%	6/15/2034	250	208,125
FTI Consulting, Inc.	3.75%	7/15/2012	200	335,250
Total				543,375

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services 0.10%
Qwest Communications International, Inc.	3.50%	11/15/2025	$100	$92,750

Electrical Equipment 0.42%
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	369,250

Electronic Equipment, Instruments &Components 0.28%
Itron, Inc.	2.50%	8/1/2026	250	249,688

Healthcare Providers & Services 0.21%
Five Star Quality Care, Inc.	3.75%	10/15/2026	500	188,750

Information Technology Services 0.45%
Symantec Corp.	0.75%	6/15/2011	400	395,500

Internet Software & Services 0.38%
Equinix, Inc.	2.50%	4/15/2012	400	333,000

Metals & Mining 0.61%
Newmont Mining Corp.	1.25%	7/15/2014	350	423,500
Newmont Mining Corp.	3.00%	2/15/2012	90	111,487
Total				534,987

Pharmaceuticals 0.93%
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	750	817,500

Semiconductors & Semiconductor Equipment 0.47%
Intel Corp.	2.95%	12/15/2035	500	410,000

Software 0.46%
EMC Corp.	1.75%	12/1/2011	400	403,000

Total Convertible Bonds (cost $8,344,639)				7,161,362

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.66%

Commercial Banks 0.49%
Wells Fargo & Co.	7.50%		1	431,091

Electric: Utilities 0.21%
CMS Energy Corp.	4.50%		3	190,456

Food Products 1.19%
Archer Daniels Midland Co.	6.25%		18	661,140

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Shares (000)	Value
Food Products (continued)
Bunge Ltd.	4.875%	5	$383,125
Total			1,044,265

Metals & Mining 0.07%
Freeport-McMoRan Copper & Gold, Inc.	6.75%	1	64,570

Oil & Gas 0.53%
El Paso Corp.*	4.99%	1	464,200

Pharmaceuticals 1.16%
Mylan, Inc.	6.50%	1	603,050
Schering-Plough Corp.	6.00%	2	421,000
Total			1,024,050

Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%	6	6,240

Total Convertible Preferred Stocks (cost $4,489,373)			3,224,872

FOREIGN COMMON STOCKS(c) 3.88%

Australia 0.81%
Beverages
Coca-Cola Amatil Ltd.		118	710,651

Belgium 0.37%
Food & Staples Retailing
Delhaize Group		5	331,024

France 0.21%
Commercial Banks
BNP Paribas SA		5	190,110

Germany 0.77%
Diversified Telecommunication Services 0.36%
Deutsche Telekom AG Registered Shares		25	314,604
Household Products 0.41%
Henkel KGaA		14	361,011
Total			675,615

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments			Shares (000)	Value
Switzerland 1.58%
Food Products 0.86%
Nestle SA Registered Shares			22	$757,208

Pharmaceuticals 0.72%
Roche Holding Ltd. AG			5	630,664
Total				1,387,872

United Kingdom 0.14%
Aerospace & Defense
BAE Systems plc			25	120,469

Total Foreign Common Stocks (cost $4,420,755)				3,415,741

	Interest Rate	Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.55%
Federal National Mortgage Assoc.	5.00%	1/1/2039	$500	516,574
Federal National Mortgage Assoc.	5.50%	6/1/2036	1,196	1,243,349
Federal National Mortgage Assoc.	6.00%	2/1/2034 - 5/1/2038	4,276	4,477,657
Federal National Mortgage Assoc.	6.50%	7/1/2035 - 12/1/2036	1,220	1,287,695

Total Government Sponsored Enterprises Pass-Throughs (cost $7,309,546)				7,525,275

HIGH YIELD CORPORATE BONDS 29.27%

Air Freight & Couriers 0.16%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	144,375

Auto Components 0.01%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	7,500

Beverages 1.57%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	450	449,455
Constellation Brands, Inc.	7.25%	5/15/2017	250	238,750
Constellation Brands, Inc.	8.125%	1/15/2012	200	201,000
Diageo Capital plc (United Kingdom)(a)	7.375%	1/15/2014	300	329,948
PepsiCo, Inc.	7.90%	11/1/2018	130	160,006
Total				1,379,159

Biotechnology 0.29%
Amgen, Inc.	5.70%	2/1/2019	250	254,390

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 0.29%
Equistar Chemicals LP(d)	7.55%	2/15/2026	$200	$21,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	600	37,500
Mosaic Co. (The)†	7.625%	12/1/2016	200	196,279
Total				254,779

Commercial Banks 1.17%
Bank of America Corp.	5.75%	12/1/2017	350	294,402
Wachovia Corp.	5.50%	5/1/2013	200	184,575
Wells Fargo & Co.	5.625%	12/11/2017	600	548,360
Total				1,027,337

Commercial Services & Supplies 0.81%
Allied Waste North America, Inc.	7.25%	3/15/2015	525	496,709
Bunge NA Finance LP	5.90%	4/1/2017	175	138,632
FTI Consulting, Inc.	7.75%	10/1/2016	75	75,188
Total				710,529

Communications Equipment 0.42%
Cisco Systems, Inc.	4.95%	2/15/2019	150	147,864
Hughes Network Systems LLC	9.50%	4/15/2014	250	225,000
Total				372,864

Consumer Finance 0.88%
American Express Credit Corp.	7.30%	8/20/2013	350	325,184
Ford Motor Credit Co. LLC	7.375%	10/28/2009	500	448,481
Total				773,665

Containers & Packaging 0.54%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	292,250
Graphic Packaging International Corp.	9.50%	8/15/2013	250	180,000
Total				472,250

Diversified Financials 1.00%
Ashtead Capital, Inc.†	9.00%	8/15/2016	75	43,125
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	500	275,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	264,250
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	81,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	215,250
Total				879,125

Diversified Telecommunication Services 3.05%
AT&T, Inc.	5.80%	2/15/2019	150	147,112
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	555,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	850	833,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	500	422,500

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services (continued)
Time Warner Cable, Inc.	7.50%	4/1/2014	$150	$153,096
Windstream Corp.	7.00%	3/15/2019	650	575,250
Total				2,685,958

Electric: Utilities 3.22%
Central Illinois Light Co.	8.875%	12/15/2013	300	315,390
Commonwealth Edison Co.	5.80%	3/15/2018	450	427,075
Edison Mission Energy	7.75%	6/15/2016	700	535,500
Illinois Power Co.	9.75%	11/15/2018	250	272,595
Northeast Utilities	5.65%	6/1/2013	360	340,780
PacifiCorp	5.50%	1/15/2019	125	128,212
Reliant Energy, Inc.	6.75%	12/15/2014	250	231,250
Reliant Energy, Inc.	7.875%	6/15/2017	350	278,250
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	600	303,000
Total				2,832,052

Electrical Equipment 0.45%
Baldor Electric Co.	8.625%	2/15/2017	500	398,750

Electronic Equipment, Instruments & Components 1.16%
Emerson Electric Co.	5.25%	10/15/2018	500	520,341
L-3 Communications Corp.	7.625%	6/15/2012	350	352,188
Roper Industries, Inc.	6.625%	8/15/2013	150	152,078
Total				1,024,607

Energy Equipment & Services 0.09%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	100	76,500

Food Products 1.03%
General Mills, Inc.	5.20%	3/17/2015	300	306,178
H.J. Heinz Co.	5.35%	7/15/2013	175	180,690
Kraft Foods, Inc.	6.50%	8/11/2017	300	309,417
Kraft Foods, Inc.	6.75%	2/19/2014	100	108,226
Total				904,511

Healthcare Equipment & Supplies 0.90%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	25	19,938
Biomet, Inc.	10.00%	10/15/2017	400	398,000
HCA, Inc.	9.125%	11/15/2014	400	377,000
Total				794,938

Healthcare Providers & Services 0.84%
Community Health Systems	8.875%	7/15/2015	600	570,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	173,750
Total				743,750

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure 0.52%
Gaylord Entertainment Co.	8.00%	11/15/2013	$100	$66,500
McDonald’s Corp.	5.00%	2/1/2019	350	364,733
River Rock Entertainment Authority	9.75%	11/1/2011	20	10,100
Station Casinos, Inc.	6.50%	2/1/2014	250	13,750
Total				455,083

Household Products 0.20%
Kimberly-Clark Corp.	7.50%	11/1/2018	150	177,565

Independent Power Producers & Energy Traders 1.22%
AES Corp. (The)	8.00%	10/15/2017	325	280,313
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	170,625
Mirant Americas Generation LLC	9.125%	5/1/2031	350	243,250
NRG Energy, Inc.	7.25%	2/1/2014	400	377,000
Total				1,071,188

Information Technology Services 0.25%
SunGard Data Systems, Inc.	9.125%	8/15/2013	250	218,750

Insurance 0.36%
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	315	321,635

Leisure Equipment & Products 0.17%
Expedia, Inc.†	8.50%	7/1/2016	175	149,625

Media 0.99%
Affinion Group, Inc.	11.50%	10/15/2015	275	171,875
Barrington Broadcasting Group LLC	10.50%	8/15/2014	275	54,312
CCH I LLC(d)	11.75%	5/15/2014	500	8,125
CCH I LLC / CCH I Capital Corp.(d)	11.00%	10/1/2015	150	16,875
Idearc, Inc.(d)	8.00%	11/15/2016	175	5,469
Mediacom Broadband LLC	8.50%	10/15/2015	250	226,250
Mediacom Communications Corp.	9.50%	1/15/2013	250	235,000
Walt Disney Co. (The)	4.50%	12/15/2013	150	153,468
Total				871,374

Metals & Mining 0.56%
Aleris International, Inc.(d)	10.00%	12/15/2016	125	712
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	425	397,936
Noranda Aluminum Acquisition Corp. PIK	6.595%#	5/15/2015	300	94,500
Total				493,148

Multi-Utilities & Unregulated Power 0.98%
Nisource Finance Corp.	10.75%	3/15/2016	250	253,393
Williams Cos., Inc. (The)	8.125%	3/15/2012	600	612,000
Total				865,393

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas 2.54%
Cameron International Corp.	6.375%	7/15/2018	$100	$87,020
Chesapeake Energy Corp.	7.25%	12/15/2018	350	289,188
Chesapeake Energy Corp.	7.625%	7/15/2013	300	277,500
El Paso Corp.	7.00%	6/15/2017	100	85,668
El Paso Corp.	7.25%	6/1/2018	250	213,750
Forest Oil Corp.	7.25%	6/15/2019	200	159,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	300	195,000
Southern California Gas Co.	5.50%	3/15/2014	400	427,564
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	213,914
VeraSun Energy Corp.(d)	9.375%	6/1/2017	200	11,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	278,029
Total				2,237,633

Paper & Forest Products 0.17%
Buckeye Technologies, Inc.	8.00%	10/15/2010	153	146,880

Personal Products 0.72%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	250,250
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	350	385,102
Total				635,352

Pharmaceuticals 0.80%
Abbott Laboratories	5.125%	4/1/2019	100	100,768
Eli Lilly & Co.	4.20%	3/6/2014	50	51,560
Novartis Securities Investment Ltd.	5.125%	2/10/2019	75	76,296
Roche Holdings, Inc.†	5.00%	3/1/2014	350	358,622
Warner Chilcott Corp.	8.75%	2/1/2015	120	115,800
Total				703,046

Real Estate Investment Trusts 0.15%
Host Hotels & Resorts LP	6.375%	3/15/2015	175	130,375

Road & Rail 0.02%
Hertz Corp. (The)	8.875%	1/1/2014	25	15,281

Semiconductors & Semiconductor Equipment 0.15%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	133,438

Specialty Retail 0.13%
Brookstone Co., Inc.	12.00%	10/15/2012	250	113,750

Textiles & Apparel 0.07%
INVISTA†	9.25%	5/1/2012	70	63,000

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(d)	6.875%	6/15/2011	275	193

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Telecommunication Services 1.39%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	$350	$341,250
Sprint Capital Corp.	6.90%	5/1/2019	225	159,750
Verizon Wireless Capital LLC†	5.55%	2/1/2014	375	375,706
Verizon Wireless Capital LLC†	8.50%	11/15/2018	300	343,275
Total				1,219,981

Total High Yield Corporate Bonds (cost $31,218,301)				25,759,729

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance
Fannie Mae* (cost $213,465)			9	6,035

			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.63%

U.S. Treasury Note (cost $523,702)	4.00%	2/15/2014	$500	556,445

Total Long-Term Investments (cost $107,100,053)				86,957,041

SHORT-TERM INVESTMENT 0.78%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $700,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $699,860; proceeds: $683,807 (cost $683,807)			684	683,807

Total Investments in Securities 99.58% (cost $107,783,860)				87,640,848

Other Assets in Excess of Liabilities 0.42%				371,450
Net Assets 100.00%				$88,012,298

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
#	Variable rate security. The interest rate represents the rate at March 31, 2009.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)

The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted security.

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 96.96%

COMMON STOCKS 0.33%

Electric: Generation 0.25%
NRG Energy, Inc.*			43	$758,137

Multi-Line Insurance 0.08%
MetLife, Inc.			11	240,998

Total Common Stocks (cost $1,303,525)				999,135

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.10%

Aerospace/Defense 0.63%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$750	759,375
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	1,200	1,162,500
Total				1,921,875

Agriculture 0.43%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,307,250

Banking 0.45%
National City Corp.	4.00%	2/1/2011	1,500	1,374,375

Beverage 0.25%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	766,875

Building Materials 0.24%
General Cable Corp.	1.00%	10/15/2012	1,000	713,750

Computer Hardware 0.34%
Intel Corp.	2.95%	12/15/2035	1,250	1,025,000

Diversified Capital Goods 0.03%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	100	100,000

Electronics 0.58%
Itron, Inc.	2.50%	8/1/2026	375	374,531
Millipore Corp.	3.75%	6/1/2026	1,500	1,398,750
Total				1,773,281

Energy: Exploration & Production 0.09%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	269,531

Health Services 0.20%
Fisher Scientific International, Inc.	3.25%	3/1/2024	500	595,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Energy 0.06%
Evergreen Solar, Inc.	4.00%	7/15/2013	$550	$171,188

Machinery 0.44%
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,318,750

Media: Broadcast 0.12%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	272,419
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	200	85,000
Total				357,419

Media: Diversified 0.15%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	441,000

Metals/Mining (Excluding Steel) 0.63%
Newmont Mining Corp.	1.25%	7/15/2014	800	968,000
Newmont Mining Corp.	3.00%	2/15/2012	185	229,169
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	705,625
Total				1,902,794

Oil Field Equipment & Services 0.09%
Hanover Compressor Co.	4.75%	1/15/2014	400	278,000

Pharmaceuticals 1.87%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	857,500
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	960,000
CV Therapeutics, Inc.	3.25%	8/16/2013	650	644,312
Gilead Sciences, Inc.	0.625%	5/1/2013	800	1,028,000
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	2,000	2,180,000
Total				5,669,812

Printing & Publishing 0.15%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	466,250

Software/Services 1.10%
EMC Corp.	1.75%	12/1/2011	800	806,000
Equinix, Inc.	2.50%	4/15/2012	1,250	1,040,625
Symantec Corp.	0.75%	6/15/2011	1,500	1,483,125
Total				3,329,750

Support: Services 0.64%
CRA International, Inc.	2.875%	6/15/2034	835	695,138
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,257,187
Total				1,952,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services 0.15%
Qwest Communications International, Inc.	3.50%	11/15/2025	$500	$463,750

Telecommunications: Wireless 0.46%
NII Holdings, Inc.	2.75%	8/15/2025	500	458,125
SBA Communications Corp.	0.375%	12/1/2010	1,000	942,500
Total				1,400,625

Total Convertible Bonds (cost $31,489,291)				27,599,225

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 1.87%

Agency 0.01%
Fannie Mae	8.75%		20	20,800

Banking 0.47%
Bank of America Corp.	7.25%		2	849,000
Wells Fargo & Co.	7.50%		1	574,788
Total				1,423,788

Electric: Integrated 0.23%
CMS Energy Corp.	4.50%		11	698,337

Energy: Exploration & Production 0.16%
Chesapeake Energy Corp.	4.50%		8	492,000

Gas Distribution 0.33%
El Paso Corp.	4.99%		1	580,250
Williams Cos., Inc. (The)	5.50%		8	421,200
Total				1,001,450

Metals/Mining (Excluding Steel) 0.24%
Vale Capital Ltd. (Brazil)(b)	5.50%		25	731,500

Pharmaceuticals 0.43%
Mylan, Inc.	6.50%		2	1,292,250

Total Convertible Preferred Stocks (cost $9,602,465)				5,660,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 2.44%

Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$2,000	$2,144,980
Federal National Mortgage Assoc.	3.25%	2/10/2010	2,500	2,549,478
Federal National Mortgage Assoc.	5.00%	10/15/2011	2,500	2,706,425

Total Government Sponsored Enterprises Bonds (cost $7,142,104)				7,400,883

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.20%

Federal National Mortgage Assoc.	5.50%	1/1/2037 - 2/1/2038	12,888	13,392,984
Federal National Mortgage Assoc.	6.00%	2/1/2032 - 6/1/2037	14,356	15,036,377
Federal National Mortgage Assoc.	6.50%	5/1/2035 - 8/1/2037	8,111	8,560,705

Total Government Sponsored Enterprises Pass-Throughs (cost $35,685,586)				36,990,066

HIGH YIELD CORPORATE BONDS 70.20%

Aerospace/Defense 1.50%
Esterline Technologies Corp.	6.625%	3/1/2017	150	135,000
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,020,250
L-3 Communications Corp.	6.125%	1/15/2014	750	712,500
L-3 Communications Corp.	6.375%	10/15/2015	2,400	2,274,000
Moog, Inc. Class A	6.25%	1/15/2015	425	393,125
Total				4,534,875

Agriculture 0.09%
Bunge NA Finance LP	5.90%	4/1/2017	325	257,460

Apparel/Textiles 0.44%
Levi Strauss & Co.	8.875%	4/1/2016	1,250	975,000
Quiksilver, Inc.	6.875%	4/15/2015	900	346,500
Total				1,321,500

Auto Loans 0.66%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	2,250	1,602,745
Ford Motor Credit Co. LLC	9.75%	9/15/2010	500	411,449
Total				2,014,194

Auto Parts & Equipment 0.22%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	45,000
Lear Corp.	8.50%	12/1/2013	600	138,000
Stanadyne Corp.	10.00%	8/15/2014	275	178,750
Tenneco, Inc.	8.625%	11/15/2014	625	118,750
TRW Automotive, Inc.†	7.25%	3/15/2017	475	199,500
Total				680,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 0.36%
Ford Capital BV (Netherlands)(b)	9.50%	6/1/2010	$2,000	$1,100,000

Banking 1.86%
Bank of America Corp.	5.75%	12/1/2017	1,000	841,149
GMAC LLC†	7.25%	3/2/2011	1,962	1,453,312
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,517,691
Wachovia Corp.	5.50%	5/1/2013	1,300	1,199,735
Wells Fargo & Co.	5.625%	12/11/2017	700	639,754
Total				5,651,641

Beverage 1.22%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	1,000	998,790
Constellation Brands, Inc.	7.25%	5/15/2017	2,500	2,387,500
PepsiCo, Inc.	7.90%	11/1/2018	250	307,704
Total				3,693,994

Brokerage 0.52%
Morgan Stanley	6.00%	4/28/2015	1,500	1,417,936
Morgan Stanley	6.625%	4/1/2018	170	162,365
Total				1,580,301

Building Materials 0.30%
Interline Brands, Inc.	8.125%	6/15/2014	1,025	922,500

Chemicals 2.26%
Airgas, Inc.	6.25%	7/15/2014	525	504,000
Airgas, Inc.†	7.125%	10/1/2018	1,250	1,203,125
Equistar Chemicals LP(c)	7.55%	2/15/2026	1,500	157,500
IMC Global, Inc.	7.30%	1/15/2028	1,050	789,233
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	1,500	93,750
INVISTA†	9.25%	5/1/2012	725	652,500
MacDermid, Inc.†	9.50%	4/15/2017	500	175,000
Mosaic Co. (The)†	7.375%	12/1/2014	700	686,780
Nalco Co.	8.875%	11/15/2013	875	844,375
Praxair, Inc.	4.625%	3/30/2015	1,000	1,039,280
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	722,500
Total				6,868,043

Consumer/Commercial/Lease Financing 0.45%
American Express Credit Corp.	7.30%	8/20/2013	1,000	929,098
CIT Group, Inc.	5.20%	11/3/2010	550	443,809
Total				1,372,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 0.86%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,625	$1,161,875
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	450	495,131
H.J. Heinz Co.	5.35%	7/15/2013	525	542,069
Newell Rubbermaid, Inc.	10.60%	4/15/2019	400	404,406
Total				2,603,481

Diversified Capital Goods 2.26%
Actuant Corp.	6.875%	6/15/2017	1,150	980,375
Belden, Inc.	7.00%	3/15/2017	1,000	825,000
General Cable Corp.	7.125%	4/1/2017	600	495,000
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,668,861
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	500	499,960
Mueller Water Products, Inc.	7.375%	6/1/2017	700	364,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	650	250,250
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,426,250
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	341,212
Total				6,850,908

Electric: Generation 4.95%
AES Corp. (The)	8.00%	10/15/2017	1,600	1,380,000
Dynegy Holdings, Inc.	7.75%	6/1/2019	575	376,625
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	1,682,363
Edison Mission Energy	7.00%	5/15/2017	2,200	1,617,000
Edison Mission Energy	7.75%	6/15/2016	2,900	2,218,500
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,042,500
Mirant North America LLC	7.375%	12/31/2013	1,250	1,137,500
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,398,750
Reliant Energy, Inc.	6.75%	12/15/2014	600	555,000
Reliant Energy, Inc.	7.875%	6/15/2017	1,775	1,411,125
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	4,300	2,171,500
Total				14,990,863

Electric: Integrated 5.54%
Brown-Forman Corp.	5.00%	2/1/2014	500	518,261
Central Illinois Light Co.	8.875%	12/15/2013	1,000	1,051,300
Commonwealth Edison Co.	5.80%	3/15/2018	2,600	2,467,543
Connecticut Light & Power Co.	5.50%	2/1/2019	1,100	1,128,377
Duke Energy Corp.	6.30%	2/1/2014	1,000	1,024,788
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	1,000	985,351
EDF SA (France)†(b)	6.50%	1/26/2019	450	464,402
Nevada Power Co.	5.875%	1/15/2015	1,000	948,890
NiSource Finance Corp.	6.15%	3/1/2013	400	349,656
Northeast Utilities	5.65%	6/1/2013	1,000	946,612
Northern States Power Co. Minnesota	5.25%	3/1/2018	2,000	2,041,130
Pacific Gas & Electric Co.	4.80%	3/1/2014	300	301,904
PacifiCorp	5.50%	1/15/2019	425	435,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated (continued)
PECO Energy Co.	5.35%	3/1/2018	$500	$485,805
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	2,718	2,688,159
Virginia Electric & Power Co.	4.50%	12/15/2010	950	964,984
Total				16,803,085

Electronics 1.02%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	800,625
Emerson Electric Co.	4.875%	10/15/2019	400	405,266
Emerson Electric Co.	5.25%	10/15/2018	1,500	1,561,025
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,500	322,500
Total				3,089,416

Energy: Exploration & Production 3.44%
Chesapeake Energy Corp.	6.25%	1/15/2018	2,100	1,648,500
Chesapeake Energy Corp.	7.25%	12/15/2018	750	619,687
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,356,750
Forest Oil Corp.	7.25%	6/15/2019	1,000	795,000
Forest Oil Corp.†	7.25%	6/15/2019	325	258,375
Forest Oil Corp.†	8.50%	2/15/2014	525	489,563
KCS Energy Services, Inc.	7.125%	4/1/2012	610	555,100
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,228,582
Newfield Exploration Co.	7.125%	5/15/2018	1,250	1,112,500
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	144,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,300	845,000
Range Resources Corp.	7.25%	5/1/2018	125	112,500
Range Resources Corp.	7.375%	7/15/2013	360	342,900
XTO Energy, Inc.	5.50%	6/15/2018	1,000	930,476
Total				10,438,933

Environmental 0.78%
Allied Waste North America, Inc	6.125%	2/15/2014	1,200	1,129,163
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,244,811
Total				2,373,974

Food & Drug Retailers 1.92%
Ingles Markets, Inc.	8.875%	12/1/2011	2,200	2,156,000
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,212,750
SUPERVALU, INC.	7.50%	11/15/2014	2,500	2,453,125
Total				5,821,875

Food: Wholesale 1.18%
Dole Food Co.	8.75%	7/15/2013	1,500	1,147,500
General Mills, Inc.	5.20%	3/17/2015	1,250	1,275,743
Kellogg Co.	4.25%	3/6/2013	825	837,228
Kraft Foods, Inc.	6.75%	2/19/2014	300	324,677
Total				3,585,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper 0.64%
Buckeye Technologies, Inc.	8.00%	10/15/2010	$498	$478,080
Catalyst Paper Corp. (Canada)(b)	8.625%	6/15/2011	325	150,312
Graphic Packaging International Corp.	9.50%	8/15/2013	1,020	734,400
International Paper Co.	7.95%	6/15/2018	525	400,741
Jefferson Smurfit Corp.(c)	7.50%	6/1/2013	70	8,575
Jefferson Smurfit Corp.(c)	8.25%	10/1/2012	250	32,500
Stone Container Corp.(c)	8.00%	3/15/2017	1,200	150,000
Total				1,954,608

Gaming 1.78%
Boyd Gaming Corp.	7.125%	2/1/2016	925	504,125
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,850	1,100,750
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	570,000
MGM Mirage, Inc.	6.75%	9/1/2012	375	133,125
River Rock Entertainment Authority	9.75%	11/1/2011	775	391,375
Scientific Games Corp.	6.25%	12/15/2012	625	550,000
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	643,750
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	397,500
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	981,250
Turning Stone Casino Resort†	9.125%	9/15/2014	200	123,000
Total				5,394,875

Gas Distribution 4.49%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	781,245
El Paso Corp.	7.00%	6/15/2017	975	835,264
El Paso Corp.	7.25%	6/1/2018	250	213,750
El Paso Corp.	8.25%	2/15/2016	675	634,500
El Paso Natural Gas Co.	5.95%	4/15/2017	750	662,422
Ferrellgas Partners LP	6.75%	5/1/2014	1,100	929,500
Inergy Finance LP	8.25%	3/1/2016	1,000	955,000
Inergy Finance LP†	8.75%	3/1/2015	250	242,500
MarkWest Energy Partners LP	6.875%	11/1/2014	875	621,250
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	772,750
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,372,471
Northwest Pipeline GP	6.05%	6/15/2018	175	163,716
Northwest Pipeline GP	7.00%	6/15/2016	1,500	1,515,714
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	460	412,138
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	943,937
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,297,470
Williams Partners LP	7.25%	2/1/2017	1,500	1,276,807
Total				13,630,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 6.73%
Bausch & Lomb, Inc.†	9.875%	11/1/2015	$1,000	$797,500
Baxter International, Inc.	5.375%	6/1/2018	200	205,963
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,250	1,087,500
Biomet, Inc.	10.00%	10/15/2017	1,000	995,000
Centene Corp.	7.25%	4/1/2014	1,350	1,201,500
Community Health Systems	8.875%	7/15/2015	3,000	2,850,000
DaVita, Inc.	7.25%	3/15/2015	1,000	966,250
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	650	653,250
HCA, Inc.	6.375%	1/15/2015	1,500	990,000
HCA, Inc.	9.125%	11/15/2014	3,500	3,298,750
HCA, Inc.†	9.875%	2/15/2017	500	475,000
Select Medical Corp.	7.625%	2/1/2015	1,650	1,076,625
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	1,880,000
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,170,000
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	486,226
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	2,000	1,775,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	750	513,750
Total				20,422,314

Hotels 0.68%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,360	904,400
Host Hotels & Resorts LP	6.375%	3/15/2015	1,000	745,000
Host Hotels & Resorts LP	7.00%	8/15/2012	500	425,000
Total				2,074,400

Household & Leisure Products 0.46%
Mattel, Inc.	5.625%	3/15/2013	1,000	925,527
Walt Disney Co. (The)	4.50%	12/15/2013	450	460,404
Total				1,385,931

Integrated Energy 1.00%
Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,131,174
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,000	1,870,546
VeraSun Energy Corp.(c)	9.375%	6/1/2017	695	38,225
Total				3,039,945

Investments & Miscellaneous Financial Services 0.31%
General Electric Capital Corp.	4.80%	5/1/2013	1,000	938,018

Machinery 1.34%
Baldor Electric Co.	8.625%	2/15/2017	2,725	2,173,187
Gardner Denver, Inc.	8.00%	5/1/2013	1,050	916,125
Roper Industries, Inc.	6.625%	8/15/2013	950	963,158
Total				4,052,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 0.31%
Allbritton Communications Co.	7.75%	12/15/2012	$1,200	$450,000
Lin TV Corp.	6.50%	5/15/2013	500	262,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	241,995
Total				954,495

Media: Cable 2.01%
CCH I LLC(c)	11.75%	5/15/2014	1,300	21,125
CCH I LLC / CCH I Capital Corp.(c)	11.00%	10/1/2015	2,000	225,000
CCH II LLC / CCH II Capital Corp.(c)	10.25%	9/15/2010	500	452,500
CSC Holdings, Inc.†	8.625%	2/15/2019	250	241,875
DirecTV Holdings LLC	6.375%	6/15/2015	1,550	1,468,625
DirecTV Holdings LLC	8.375%	3/15/2013	406	412,598
Echostar DBS Corp.	7.125%	2/1/2016	1,075	967,500
Mediacom Broadband LLC	8.50%	10/15/2015	375	339,375
Mediacom Communications Corp.	9.50%	1/15/2013	1,270	1,193,800
Time Warner Cable, Inc.	7.50%	4/1/2014	750	765,479
Total				6,087,877

Media: Diversified 0.06%
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	182,208

Media: Services 0.41%
Affinion Group, Inc.	11.50%	10/15/2015	615	384,375
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	785	498,475
Warner Music Group Corp.	7.375%	4/15/2014	500	346,250
Total				1,229,100

Metals/Mining (Excluding Steel) 1.49%
Alcoa, Inc.	5.375%	1/15/2013	200	158,854
Aleris International, Inc.(c)	10.00%	12/15/2016	850	4,845
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	300	301,907
Foundation PA Coal Co.	7.25%	8/1/2014	750	684,375
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	2,025	1,896,046
Noranda Aluminum Acquisition Corp. PIK	6.595%#	5/15/2015	1,075	338,625
Peabody Energy Corp.	5.875%	4/15/2016	1,000	895,000
Peabody Energy Corp.	7.375%	11/1/2016	225	223,875
Total				4,503,527

Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(c)	6.875%	6/15/2011	1,250	875

Multi-Line Insurance 0.52%
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	302,813
MetLife, Inc.	5.00%	6/15/2015	975	803,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance (continued)
USI Holdings Corp.†	5.113%#	11/15/2014	$1,000	$475,000
Total				1,581,037

Non-Food & Drug Retailers 0.13%
Brookstone Co., Inc.	12.00%	10/15/2012	675	307,125
Harry & David Operations Corp.	9.00%	3/1/2013	375	82,500
Total				389,625

Oil Field Equipment & Services 2.27%
BJ Services Co.	6.00%	6/1/2018	550	516,203
Bristow Group, Inc.	6.125%	6/15/2013	1,500	1,222,500
Cameron International Corp.	6.375%	7/15/2018	300	261,060
CGG Veritas (France)(b)	7.75%	5/15/2017	575	442,750
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	768,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	738,710
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	450	344,250
Key Energy Services, Inc.	8.375%	12/1/2014	375	238,125
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	874,065
Pride International, Inc.	7.375%	7/15/2014	1,505	1,489,950
Total				6,895,613

Oil Refining & Marketing 0.28%
Tesoro Corp.	6.25%	11/1/2012	875	767,813
Tesoro Corp.	6.50%	6/1/2017	125	95,000
Total				862,813

Packaging 1.22%
Ball Corp.	6.625%	3/15/2018	1,300	1,267,500
Berry Plastics Corp.	8.875%	9/15/2014	500	282,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,720	1,436,200
Solo Cup Co.	8.50%	2/15/2014	500	367,500
Vitro SA de CV (Mexico)(b)(c)	9.125%	2/1/2017	1,500	350,625
Total				3,704,325

Pharmaceuticals 1.27%
Abbott Laboratories	5.125%	4/1/2019	350	352,689
Amgen, Inc.	5.70%	2/1/2019	500	508,780
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	539,062
Novartis Securities Investment Ltd.	5.125%	2/10/2019	725	737,525
Roche Holdings, Inc.†	5.00%	3/1/2014	800	819,708
Warner Chilcott Corp.	8.75%	2/1/2015	910	878,150
Total				3,835,914

Printing & Publishing 0.16%
Deluxe Corp.	7.375%	6/1/2015	600	447,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Printing & Publishing (continued)
Idearc, Inc.(c)	8.00%	11/15/2016	$1,000	$31,250
Total				478,250

Railroads 0.12%
Canadian National Railway Co. (Canada)(b)	4.95%	1/15/2014	350	362,736

Restaurants 0.75%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	870,000
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,406,827
Total				2,276,827

Software/Services 1.57%
Ceridian Corp.	11.25%	11/15/2015	1,000	425,000
First Data Corp.	9.875%	9/24/2015	900	531,000
Open Solutions, Inc.†	9.75%	2/1/2015	600	93,750
SERENA Software, Inc.	10.375%	3/15/2016	500	300,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,400	1,225,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	423,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,450	1,225,250
Vangent, Inc.	9.625%	2/15/2015	800	524,000
Total				4,747,000

Steel Producers/Products 0.21%
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	500	195,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	453,507
Total				648,507

Support: Services 1.28%
ARAMARK Corp.	4.67%#	2/1/2015	425	326,187
Ashtead Capital, Inc.†	9.00%	8/15/2016	475	273,125
Avis Budget Car Rental	7.625%	5/15/2014	325	82,875
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	250	237,500
Expedia, Inc.†	8.50%	7/1/2016	450	384,750
FTI Consulting, Inc.	7.75%	10/1/2016	750	751,875
Hertz Corp. (The)	8.875%	1/1/2014	1,275	779,344
Iron Mountain, Inc.	7.75%	1/15/2015	800	794,000
Rental Service Corp.	9.50%	12/1/2014	500	247,500
Total				3,877,156

Telecommunications Equipment 0.15%
Cisco Systems, Inc.	4.95%	2/15/2019	450	443,593

Telecommunications: Integrated/Services 4.64%
AT&T, Inc.	5.80%	2/15/2019	475	465,854
Cincinnati Bell, Inc.	8.375%	1/15/2014	3,000	2,835,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Telecommunications: Integrated/Services (continued)
Hughes Network Systems LLC	9.50%	4/15/2014	$600		$540,000
MasTec, Inc.	7.625%	2/1/2017	750		614,062
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	2,000		1,880,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	5,000		4,900,000
Qwest Communications International, Inc.	7.25%	2/15/2011	1,100		1,067,000
Windstream Corp.	7.00%	3/15/2019	2,000		1,770,000
Total					14,071,916

Telecommunications: Wireless 1.92%
Centennial Communications Corp.	10.00%	1/1/2013	1,000		1,067,500
Hellas II (Luxembourg)†(b)	6.844%#	1/15/2015	550		93,500
IPCS, Inc. PIK	4.42%#	5/1/2014	500		307,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	1,625		1,584,375
Sprint Capital Corp.	6.90%	5/1/2019	1,300		923,000
Sprint Capital Corp.	8.375%	3/15/2012	1,250		1,131,250
Verizon Wireless Capital LLC†	5.55%	2/1/2014	250		250,471
Verizon Wireless Capital LLC†	8.50%	11/15/2018	400		457,700
Total					5,815,296

Theaters & Entertainment 0.17%
AMC Entertainment, Inc.	8.00%	3/1/2014	625		515,625

Total High Yield Corporate Bonds (cost $263,414,824)					212,912,408

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.15%

Agency 0.01%
Fannie Mae	Zero Coupon		21		14,555

Consumer Products 0.14%
H.J. Heinz Finance Co.†	8.00%		—	(d)	432,500

Total Non-Convertible Preferred Stocks (cost $1,014,837)					447,055

			Principal Amount (000)
U.S. TREASURY OBLIGATION 0.67%

U.S. Treasury Note (cost $2,017,738)	4.00%	9/30/2009	$2,000		2,036,172

Total Long-Term Investments (cost $351,670,370)					294,045,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.57%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $4,870,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $4,869,026; proceeds: $4,771,031 (cost $4,771,030)	$4,771	$4,771,030

Total Investments in Securities 98.53% (cost $356,441,400)		298,816,099

Other Assets in Excess of Liabilities 1.47%		4,452,460
Net Assets 100.00%		$303,268,559

PIK	Payment-in-kind.
*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at March 31, 2009.
(a)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance.  The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.76%

Aerospace 0.35%
Rockwell Collins, Inc.	89,100	$2,908

Air Transportation 2.17%
Delta Air Lines, Inc.*	3,222,321	18,142

Automobiles 0.07%
Ford Motor Co.*	222,800	586

Banks 6.76%
Bank of America Corp.	1,049,793	7,159
BB&T Corp.	300,617	5,086
M&T Bank Corp.	212,900	9,632
PNC Financial Services Group, Inc. (The)	286,746	8,399
Wells Fargo & Co.	1,838,601	26,182
Total		56,458

Beverage: Soft Drinks 3.10%
Coca-Cola Enterprises, Inc.	1,962,071	25,880

Biotechnology Research & Production 2.29%
Amgen, Inc.*	314,796	15,589
Genzyme Corp.*	59,400	3,528
Total		19,117

Building Materials 0.27%
Masco Corp.	322,500	2,251

Cable Television Services 1.14%
Comcast Corp. Class A	627,602	8,560
Time Warner Cable, Inc.	39,651	983
Total		9,543

Chemicals 0.72%
Praxair, Inc.	89,400	6,016

Communications & Media 0.36%
Time Warner, Inc.	157,966	3,049

Communications Technology 0.20%
Cisco Systems, Inc.*	99,400	1,667

Computer Services, Software & Systems 2.49%
Adobe Systems, Inc.*	188,000	4,021
Oracle Corp.	930,000	16,805
Total		20,826

Computer Technology 0.86%
Hewlett-Packard Co.	223,185	7,155

Diversified Financial Services 13.27%
Bank of New York Mellon Corp. (The)	1,489,248	42,071
Goldman Sachs Group,Inc. (The)	206,572	21,901
JPMorgan Chase & Co.	1,565,838	41,620
Morgan Stanley	231,500	5,271
Total		110,863

Diversified Production 1.74%
Danaher Corp.	14,400	781
Eaton Corp.	372,072	13,714
Total		14,495

Drug & Grocery Store Chains 1.75%
Kroger Co. (The)	687,953	14,598

Drugs & Pharmaceuticals 5.15%
Abbott Laboratories	290,264	13,846
Pfizer, Inc.	388,100	5,286
Schering-Plough Corp.	220,900	5,202
Teva Pharmaceutical Industries Ltd. ADR	414,267	18,663
Total		42,997

Electrical & Electronics 0.13%
Corning, Inc.	79,300	1,052

Electronics: Medical Systems 0.10%
Thermo Fisher Scientific, Inc.*	22,300	795

Electronics: Semi-Conductors/Components 0.88%
Intel Corp.	489,700	7,370

Entertainment 0.25%
Viacom, Inc.*	122,200	2,124

Financial Information Services 0.61%
Moody’s Corp.	223,000	5,111

Foods 1.96%
J.M. Smucker Co. (The)	24,400	909
Kraft Foods, Inc. Class A	693,797	15,465
Total		16,374

Health & Personal Care 0.40%
CVS Caremark Corp.	121,500	3,340

Healthcare Management Services 1.35%
Humana, Inc.*	57,700	1,505
UnitedHealth Group, Inc.	358,400	7,501
WellPoint, Inc.*	60,000	2,278
Total		11,284

Homebuilding 0.34%
Pulte Homes, Inc.	256,600	2,805

Hotel/Motel 0.68%
Marriott International, Inc. Class A	349,700	5,721

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.43%
Parker Hannifin Corp.	104,600	$3,554

Insurance: Multi-Line 2.55%
ACE Ltd. (Switzerland)(a)	78,700	3,179
Aon Corp.	359,395	14,670
MetLife, Inc.	152,346	3,469
Total		21,318

Investment Management Companies 4.69%
Franklin Resources, Inc.	329,500	17,750
Legg Mason, Inc.	174,000	2,767
Northern Trust Corp.	41,300	2,471
State Street Corp.	36,800	1,133
T. Rowe Price Group, Inc.	523,400	15,105
Total		39,226

Leisure Time 1.06%
Carnival Corp. Unit	410,450	8,866

Machinery: Oil Well Equipment & Services 2.59%
Cameron International Corp.*	13,500	296
Halliburton Co.	246,400	3,812
Schlumberger Ltd.	430,592	17,491
Total		21,599

Medical & Dental Instruments & Supplies 3.70%
Boston Scientific Corp.*	2,689,914	21,385
Covidien Ltd.	286,571	9,526
Total		30,911

Milling: Fruit & Grain Processing 2.24%
Archer Daniels Midland Co.	674,040	18,725

Miscellaneous Business & Consumer Discretionary 0.32%
Western Union Co.	209,600	2,635

Oil: Crude Producers 2.01%
Apache Corp.	24,400	1,564
Occidental Petroleum Corp.	152,178	8,469
XTO Energy, Inc.	221,775	6,791
Total		16,824

Oil: Integrated Domestic 1.27%
Hess Corp.	175,200	9,496
Valero Energy Corp.	62,000	1,110
Total		10,606

Oil: Integrated International 3.43%
Chevron Corp.	146,500	9,851
Exxon Mobil Corp.	276,155	18,806
Total		28,657

Pollution Control & Environmental Services 0.86%
Waste Management, Inc.	281,824	7,215

Rental & Leasing Services: Consumer 1.20%
Hertz Global Holdings, Inc.*	2,558,947	10,057

Restaurants 0.06%
Starbucks Corp.*	48,500	539

Retail 15.57%
Best Buy Co., Inc.	521,716	19,804
Home Depot, Inc. (The)	1,044,800	24,615
HSN, Inc.*	501,209	2,576
IAC/InterActiveCorp*	955,222	14,548
J.C. Penney Co., Inc.	252,700	5,072
Kohl’s Corp.*	558,400	23,631
Lowe’s Cos., Inc.	44,100	805
Target Corp.	744,800	25,614
Wal-Mart Stores, Inc.	258,392	13,462
Total		130,127

Securities Brokerage & Services 0.23%
TD Ameritrade Holding Corp.*	138,500	1,913

Soaps & Household Chemicals 0.25%
Colgate-Palmolive Co.	35,500	2,094

Textiles Apparel Manufacturers 1.02%
J. Crew Group, Inc.*	527,729	6,955
V.F. Corp.	27,900	1,593
Total		8,548

Tobacco 0.24%
Altria Group, Inc.	127,400	2,041

Utilities: Gas Pipelines 0.36%
El Paso Corp.	476,270	2,977

Utilities: Telecommunications 2.29%
AT&T, Inc.	685,847	17,283
Sprint Nextel Corp.*	514,600	1,837
Total		19,120

Total Common Stocks (cost $1,033,457,583)		800,079

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.71%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $31,615,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $31,608,677; proceeds: $30,984,280 (cost $30,984,271)	$30,984	$30,984

Total Investments in Securities 99.47% (cost $1,064,441,854)		831,063

Other Assets in Excess of Liabilities 0.53%		4,467
Net Assets 100.00%		$835,530

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.62%

Aerospace 0.57%
L-3 Communications Holdings, Inc.	5,920	$401

Banks 0.39%
City National Corp.	8,123	274

Beverage: Soft Drinks 0.82%
Coca-Cola Enterprises, Inc.	44,262	584

Biotechnology Research & Production 4.66%
Alexion Pharmaceuticals, Inc.*	15,573	586
Celgene Corp.*	10,330	459
Cephalon, Inc.*	10,200	695
Genzyme Corp.*	7,219	429
Life Technologies Corp.*	15,250	495
OSI Pharmaceuticals, Inc.*	16,762	641
Total		3,305

Casinos & Gambling 1.14%
Penn National Gaming, Inc.*	26,173	632
WMS Industries, Inc.*	8,465	177
Total		809

Chemicals 2.77%
Airgas, Inc.	23,396	791
Albemarle Corp.	6,821	149
Celanese Corp. Series A	28,819	385
Ecolab, Inc.	18,550	644
Total		1,969

Coal 0.82%
CONSOL Energy, Inc.	22,959	579

Communications Technology 0.87%
Juniper Networks, Inc.*	41,229	621

Computer Services, Software & Systems 6.65%
Adobe Systems, Inc.*	8,419	180
BMC Software, Inc.*	24,129	796
Citrix Systems, Inc.*	18,890	428
Cognizant Technology Solutions Corp.*	31,844	662
Equinix, Inc.*	8,969	504
F5 Networks, Inc.*	13,935	292
Intuit, Inc.*	38,671	1,044
McAfee, Inc.*	24,200	811
Total		4,717

Computer Technology 2.13%
NetApp, Inc.*	43,935	652
NVIDIA Corp.*	56,333	555
Western Digital Corp.*	15,897	307
Total		1,514

Consumer Products 0.49%
Alberto-Culver Co.	15,355	347

Cosmetics 0.75%
Avon Products, Inc.	18,536	356
Estee Lauder Cos., Inc. (The) Class A	7,283	180
Total		536

Diversified Financial Services 0.41%
Lazard Ltd. Class A	9,872	290

Diversified Production 1.37%
Eaton Corp.	12,064	445
ITT Corp.	13,729	528
Total		973

Drugs & Pharmaceuticals 3.76%
Allergan, Inc.	19,578	935
AmerisourceBergen Corp.	14,939	488
Vertex Pharmaceuticals, Inc.*	15,582	448
Watson Pharmaceuticals, Inc.*	25,676	799
Total		2,670

Education Services 2.36%
Apollo Group, Inc.*	8,278	648
DeVry, Inc.	10,405	501
Strayer Education, Inc.	2,933	528
Total		1,677

Electrical & Electronics 1.07%
Amphenol Corp. Class A	26,728	761

Electrical Equipment & Components 1.10%
AMETEK, Inc.	24,935	780

Electronics: Instruments, Gauges & Meters 0.43%
Agilent Technologies, Inc.*	19,862	305

Electronics: Medical Systems 0.31%
Illumina, Inc.*	5,847	218

Electronics: Other 1.07%
Activision Blizzard, Inc.*	37,650	394
Electronic Arts, Inc.*	20,135	366
Total		760

Electronics: Semi-Conductors/Components 6.07%
Altera Corp.	19,089	335
Atheros Communications, Inc.*	7,203	106
Avnet, Inc.*	17,519	307
Broadcom Corp. Class A*	53,151	1,062

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Electronics: Semi-Conductors/Components (continued)
Intersil Corp.	28,057	$323
Linear Technology Corp.	23,611	543
Microchip Technology, Inc.	10,091	214
ON Semiconductor Corp.*	107,861	421
Silicon Laboratories, Inc.*	23,360	617
Varian Semiconductor Equipment Associates, Inc.*	17,784	385
Total		4,313

Engineering & Contracting Services 2.62%
Fluor Corp.	15,367	531
Jacobs Engineering Group, Inc.*	10,532	407
Nalco Holding Co.	41,823	547
URS Corp.*	9,292	376
Total		1,861

Entertainment 0.48%
Marvel Entertainment, Inc.*	12,868	342

Fertilizers 1.14%
CF Industries Holdings, Inc.*	9,029	642
Intrepid Potash, Inc.*	9,167	169
Total		811

Financial Data Processing Services & Systems 1.29%
Fiserv, Inc.*	25,063	914

Foods 1.26%
Flowers Foods, Inc.	16,360	384
H.J. Heinz Co.	4,975	164
Ralcorp Holdings, Inc.*	6,379	344
Total		892

Health & Personal Care 1.60%
Express Scripts, Inc.*	24,586	1,135

Healthcare Facilities 0.91%
DaVita, Inc.*	14,633	643

Homebuilding 0.40%
NVR, Inc.*	658	281

Hotel/Motel 0.45%
Marriott International, Inc. Class A	19,451	318

Identification Control & Filter Devices 0.80%
Parker Hannifin Corp.	5,304	180
Roper Industries, Inc.	9,201	391
Total		571

Investment Management Companies 4.84%
BlackRock, Inc.	3,726	485
Northern Trust Corp.	30,177	1,805
State Street Corp.	8,561	264
T. Rowe Price Group, Inc.	30,665	885
Total		3,439

Jewelry, Watches & Gemstones 0.33%
Tiffany & Co.	10,845	234

Machinery: Agricultural 0.19%
AGCO Corp.*	6,985	137

Machinery: Industrial/Specialty 0.43%
Kennametal, Inc.	18,615	302

Machinery: Oil Well Equipment & Services 2.11%
Cameron International Corp.*	26,473	581
Oceaneering International, Inc.*	14,791	545
Smith International, Inc.	17,151	368
Total		1,494

Medical & Dental Instruments & Supplies 1.78%
C.R. Bard, Inc.	6,896	550
Gen-Probe, Inc.*	4,735	216
St. Jude Medical, Inc.*	13,695	498
Total		1,264

Medical Services 1.93%
Covance, Inc.*	10,996	392
Quest Diagnostics, Inc.	20,650	980
Total		1,372

Metal Fabricating 0.79%
Precision Castparts Corp.	9,306	557

Metals & Minerals Miscellaneous 0.34%
Cliffs Natural Resources, Inc.	13,231	240

Miscellaneous: Equipment 0.66%
W.W. Grainger, Inc.	6,629	465

Offshore Drilling 1.27%
Atwood Oceanics, Inc.*	14,536	241
Diamond Offshore Drilling, Inc.	10,451	657
Total		898

Oil: Crude Producers 3.56%
Noble Energy, Inc.	12,039	649
Petrohawk Energy Corp.*	25,865	497
Range Resources Corp.	17,492	720
Southwestern Energy Co.*	22,142	657
Total		2,523

Oil: Integrated Domestic 1.60%
Hess Corp.	9,562	518
Murphy Oil Corp.	5,977	268

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Oil: Integrated Domestic (continued)
Sunoco, Inc.	13,338	$353
Total		1,139

Production Technology Equipment 0.75%
Lam Research Corp.*	23,273	530

Railroads 0.47%
Kansas City Southern*	26,502	337

Restaurants 3.38%
Darden Restaurants, Inc.	17,933	614
Jack in the Box, Inc.*	13,812	322
Panera Bread Co. Class A*	10,840	606
Yum! Brands, Inc.	31,191	857
Total		2,399

Retail 11.95%
Abercrombie & Fitch Co. Class A	14,498	345
Advance Auto Parts, Inc.	18,161	746
American Eagle Outfitters, Inc.	24,766	303
Bed Bath & Beyond, Inc.*	23,432	580
Dick’s Sporting Goods, Inc.*	32,411	463
Family Dollar Stores, Inc.	16,560	553
GameStop Corp. Class A*	12,350	346
Kohl’s Corp.*	31,981	1,353
Limited Brands, Inc.	42,810	373
Nordstrom, Inc.	20,463	343
O’Reilly Automotive, Inc.*	23,343	817
Ross Stores, Inc.	18,542	665
Target Corp.	10,293	354
TJX Companies, Inc. (The)	34,871	894
Urban Outfitters, Inc.*	21,161	346
Total		8,481

Securities Brokerage & Services 1.35%
IntercontinentalExchange, Inc.*	8,395	625
NASDAQ OMX Group,Inc. (The)*	17,025	333
Total		958

Services: Commercial 0.82%
Hewitt Associates, Inc.*	10,060	299
Iron Mountain, Inc.*	12,892	286
Total		585

Soaps & Household Chemicals 0.80%
Church & Dwight Co., Inc.	10,830	566

Telecommunications Equipment 1.70%
American Tower Corp.Class A*	39,606	1,205

Textiles Apparel Manufacturers 2.01%
Carter’s, Inc.*	28,518	536
Coach, Inc.*	19,723	329
Polo Ralph Lauren Corp. Class A	5,104	216
Under Armour, Inc. Class A*	20,929	344
Total		1,425

Tobacco 0.71%
Lorillard, Inc.	8,216	507

Transportation: Miscellaneous 0.68%
Expeditors International of Washington, Inc.	17,144	485

Truckers 0.76%
C.H. Robinson Worldwide, Inc.	4,865	222
J.B. Hunt Transport Services, Inc.	13,227	319
Total		541

Utilities: Electrical 1.67%
ITC Holdings Corp.	11,104	484
PPL Corp.	24,398	701
Total		1,185

Utilities: Gas Pipelines 0.23%
EQT Corp.	5,229	164

Utilities: Telecommunications 0.88%
MetroPCS Communications, Inc.*	36,384	622

Wholesalers 0.67%
LKQ Corp.*	33,450	477

Total Common Stocks (cost $84,304,755)		70,702

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.79%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $1,295,000 of U.S. Treasury Bill at 0.18% due 5/14/2009; value: $1,294,741; proceeds: $1,267,010 (cost $1,267,009)	$1,267	$1,267

Total Investments in Securities 101.41% (cost $85,571,764)		71,969

Liabilities in Excess of Other Assets (1.41%)		(999)
Net Assets 100.00%		$70,970

*	Non-income producing security.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 90.66%

COMMON STOCKS 89.58%

Australia 3.65%
Mining & Metals 1.39%
Lihir Gold Ltd.*	131,520	$298

Non-Oil Energy 0.37%
Felix Resources Ltd.	13,027	80

Oil & Gas 0.36%
Centennial Coal Co., Ltd.	54,912	77

Utilities & Infrastructure 1.53%
DUET Group~	274,158	328

Total Australia		783

Belgium 1.09%
Consumer Non-Durables
Delhaize Group	3,608	234

Brazil 1.05%
Diversified Consumer Non-Cyclicals 0.94%
Souza Cruz SA	10,700	202

Retail 0.11%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	17,995	23
Total Brazil		225

Canada 0.64%
Mining & Metals
Equinox Minerals Ltd.*	93,700	137

Denmark 0.61%
Food & Drink
Carlsberg A/S	3,199	131

Egypt 0.28%
Autos & Auto Parts
Ghabbour Auto*	30,977	60

France 3.92%
Communications Equipment 1.41%
Gemalto NV*	10,574	302

Engineering & Capital Goods 1.20%
Neopost SA	3,324	258

Media 1.31%
Ipsos SA	6,634	146
Publicis Groupe	5,279	135
		281
Total France		841

Germany 11.04%
Aerospace & Defense 1.68%
Rheinmetall AG	10,619	360

Chemicals 3.01%
Henkel KGaA	2,658	67
K+S AG	1,750	81
Symrise GmbH & Co. AG	28,813	340
Wacker Chemie AG	1,900	157
		645

Diversified Energy 0.34%
Q-Cells SE*	3,726	73

Diversified Industrial Goods & Services 0.51%
Hamburger Hafen und Logistik AG	4,417	109

Electrical Equipment 0.39%
Tognum AG	9,711	84

Engineering & Capital Goods 1.11%
MAN AG	5,504	239

Healthcare Facilities 1.18%
Gerresheimer AG	13,906	254

Healthcare Products & Supplies 2.24%
Fresenius Medical Care AG & Co. ADR	9,100	352
Fresenius SE	2,793	128
		480
Mining & Metals 0.58%
Kloeckner & Co. SE	12,600	124
Total Germany		2,368

Greece 1.90%
Consumer Durables 0.66%
Jumbo SA	18,705	142

Non-Property Financials 1.24%
Alpha Bank AE	18,812	125

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2009

Investments	Shares	U.S. $ Value (000)
Greece (continued)
Hellenic Exchanges SA	19,739	$142
		267
Total Greece		409

Hong Kong 3.00%
Leisure & Recreation 1.02%
Rexcapital Financial Holdings Ltd.*	6,950,000	220

Property Services 1.09%
Sino-Ocean Land Holdings Ltd.	356,000	234

Utilities & Infrastructure 0.89%
Huaneng Power International, Inc.	284,000	190
Total Hong Kong		644

India 1.45%
Autos & Auto Parts 0.46%
Maruti Suzuki India Ltd.	6,434	99

Diversified Technology 0.99%
Infosys Technologies Ltd. ADR	8,000	213
Total India		312

Indonesia 0.46%
Property (Excluding Services)
PT Bakrieland Development Tbk*	6,819,000	50
PT Ciputra Development Tbk*	1,512,651	47
Total Indonesia		97

Ireland 2.61%
Diversified Consumer Non-Cyclicals 0.79%
C&C Group plc	98,873	170

Healthcare Products & Supplies 0.30%
United Drug plc	32,141	64

Non-Property Financials 0.47%
Irish Life & Permanent plc	68,552	100

Oil & Gas 1.05%
Dragon Oil plc*	81,519	226
Total Ireland		560

Italy 9.05%
Aerospace & Defense 0.74%
Finmeccanica SpA	12,784	159

Diversified Financials 1.92%
Azimut Holding SpA	76,983	411

Food & Drink 2.04%
Davide Campari-Milano SpA	68,881	437

Surface Transportation 1.47%
Ansaldo STS SpA	19,861	315

Utilities & Infrastructure 2.88%
Hera SpA	182,370	300
Terna-Rete Elettrica Nationale SpA	102,409	319
		619
Total Italy		1,941

Japan 20.22%
Autos & Auto Parts 0.95%
Toyota Boshoku Corp.	19,500	203

Chemicals 2.13%
Sumitomo Chemical Co., Ltd.	73,000	251
ZEON Corp.	76,000	206
		457

Computer Software 1.37%
Capcom Co., Ltd.	16,300	294

Diversified Financials 0.34%
DA Office Investment Corp. REIT	34	48
Nippon Residential Investment Corp. REIT	32	24
		72
Diversified Technology 0.93%
SUMCO Corp.	13,400	200

Electronics 1.26%
IBIDEN Co., Ltd.	11,100	271

General Manufacturing & Services 1.31%
FP Corp.	7,200	282

Healthcare Products & Supplies 3.57%
Hogy Medical Co., Ltd.	5,200	284
Mediceo Paltac Holdings Co., Ltd.	20,800	222

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Shionogi & Co., Ltd.	15,000	$259
		765
Non-Property Financials 1.38%
Kabu.com Securities Co., Ltd.	285	295

Property (Excluding Services) 0.53%
Japan Prime Realty Investment Corp. REIT	61	113

Property Services 0.23%
Nippon Commercial Investment Corp. REIT	60	50

Retail 5.16%
Isetan Mitsukoshi Holdings Ltd.	32,692	253
K’s Holdings Corp.	23,700	319
Nitori Co., Ltd.	4,800	269
Yamada Denki Co., Ltd.	6,740	266
		1,107
Telecommunications Services 1.06%
Okinawa Cellular Telephone Co.	132	227
Total Japan		4,336

Mexico 0.30%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	4,800	64

Netherlands 3.53%
Consumer Non-Durables 1.26%
Koninklijke Ahold NV	24,622	270

Electrical Equipment 0.64%
Draka Holding NV	19,255	138

Electronics 1.63%
ASML Holding NV	19,850	349
Total Netherlands		757

Norway 0.47%
Chemicals
Yara International ASA	4,640	101

Philippines 0.95%
Property Services
Megaworld Corp.	17,573,000	204

Spain 4.77%
Electrical Equipment 0.72%
Gamesa Corporacion Tecnologica SA	12,118	155

Food & Drink 1.96%
Ebro Puleva SA	17,876	210
Viscofan SA	10,830	210
		420

General Manufacturing & Services 1.19%
Prosegur Compania de Seguridad SA	9,486	255

Oil & Gas 0.21%
Enagas SA	3,229	46

Utilities & Infrastructure 0.69%
Red Electrica Corporacion SA	3,781	148
Total Spain		1,024

Switzerland 3.94%
Chemicals 2.52%
Lonza Group AG	2,631	260
Syngenta AG	1,393	280
		540
Diversified Financials 0.49%
EFG International AG	14,114	105

General Manufacturing & Services 0.62%
Adecco SA	4,282	134

Property (Excluding Services) 0.31%
Orascom Development Holding AG*	2,177	67
Total Switzerland		846

Thailand 1.25%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	126,433	267

Turkey 0.18%
Diversified Financials
Turkiye Is Bankasi AS	17,140	38

United Kingdom 13.22%
Aerospace & Defense 1.10%
Cobham plc	95,361	235

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO March 31, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Air Transportation 0.50%
easyJet plc*	27,036	$108

Computer Software 0.63%
Micro Focus International plc	31,358	136

Consumer Building 0.64%
Bellway plc	6,998	68
Persimmon plc	13,670	68
		136
Diversified Financials 1.15%
Man Group plc	78,414	246

Engineering & Construction 0.73%
Babcock International Group plc	25,567	157

Food & Drink 1.89%
Britvic plc	110,763	359
New Britain Palm Oil Ltd.	10,758	46
		405
General Manufacturing & Services 1.61%
Intertek Group plc	27,265	346

Non-Property Financials 0.71%
Schroders plc	13,520	153

Oil & Gas 3.60%
Ceres Power Holdings plc*	26,573	41
Dana Petroleum plc*	12,831	205
Premier Oil plc*	10,603	161
Salamander Energy plc*	23,509	44
Tullow Oil plc	27,893	321
		772
Retail 0.66%
Marks & Spencer Group plc	33,310	141
Total United Kingdom		2,835

Total Common Stocks (cost $24,550,535)		19,214

PREFERRED STOCK 1.08%

Brazil
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista (cost $262,075)	11,133	232

Total Long-Term Investments (cost $24,812,610)		19,446

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 9.06%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $1,985,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $1,984,603; proceeds: $1,942,001 (cost $1,942,000)	$1,942	$1,942

Total Investments in Securities 99.72% (cost $26,754,610)		21,388

Foreign Cash and Other Assets in Excess of Liabilities 0.28%		61
Net Assets 100.00%		$21,449

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust
*	Non-income producing security.
~	Fair Valued Security (See Note 2(a)).

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.53%

Aerospace 2.51%
Boeing Co. (The)	2,100	$75
Lockheed Martin Corp.	2,286	158
Raytheon Co.	1,037	40
United Technologies Corp.	4,882	210
Total		483

Banks 3.38%
Bank of America Corp.	6,807	46
BB&T Corp.	1,832	31
Fifth Third Bancorp	5,743	17
PNC Financial Services Group, Inc. (The)	6,844	201
U.S. Bancorp	8,837	129
Wells Fargo & Co.	15,891	226
Total		650

Beverage: Soft Drinks 2.67%
Coca-Cola Co. (The)	6,421	282
PepsiCo, Inc.	4,490	231
Total		513

Biotechnology Research & Production 2.53%
Amgen, Inc.*	2,351	116
Baxter International, Inc.	2,414	124
Celgene Corp.*	2,329	103
Genzyme Corp.*	2,412	143
Total		486

Cable Television Services 0.06%
Time Warner Cable, Inc.	474	12

Chemicals 1.84%
Praxair, Inc.	5,258	354

Communications & Media 0.19%
Time Warner, Inc.	1,888	36

Communications Technology 2.81%
Cisco Systems, Inc.*	16,912	284
QUALCOMM, Inc.	6,599	257
Total		541

Computer Services, Software & Systems 5.16%
Adobe Systems, Inc.*	6,298	135
Citrix Systems, Inc.*	2,933	66
Google, Inc. Class A*	871	303
McAfee, Inc.*	399	13
Microsoft Corp.	15,871	292
Oracle Corp.	6,516	118
Yahoo!, Inc.*	5,036	65
Total		992

Computer Technology 4.02%
Apple, Inc.*	2,136	225
Hewlett-Packard Co.	10,210	327
International Business Machines Corp.	2,280	221
Total		773

Copper 0.12%
Freeport-McMoRan Copper & Gold, Inc.	636	24

Diversified Financial Services 5.91%
Bank of New York Mellon Corp. (The)	10,481	296
Capital One Financial Corp.	166	2
Goldman Sachs Group, Inc. (The)	2,644	280
JPMorgan Chase & Co.	16,867	448
Morgan Stanley	4,853	111
Total		1,137

Diversified Production 0.50%
Honeywell International, Inc.	3,490	97

Drugs & Pharmaceuticals 5.45%
Abbott Laboratories	5,315	254
Gilead Sciences, Inc.*	3,873	179
Johnson & Johnson	4,353	229
Merck & Co., Inc.	4,478	120
Pfizer, Inc.	6,262	85
Schering-Plough Corp.	4,071	96
Vertex Pharmaceuticals, Inc.*	2,969	85
Total		1,048

Electrical & Electronics 0.55%
Corning, Inc.	7,881	105

Electrical Equipment & Components 0.20%
Emerson Electric Co.	1,361	39

Electronics: Medical Systems 0.21%
Medtronic, Inc.	1,354	40

Electronics: Other 2.81%
Activision Blizzard, Inc.*	35,446	371
Electronic Arts, Inc.*	9,335	170
Total		541

Electronics: Semi-Conductors/Components 2.01%
Intel Corp.	18,562	279
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,014	36
Texas Instruments, Inc.	4,275	71
Total		386

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Entertainment 0.37%
Walt Disney Co. (The)	3,924	$71

Fertilizers 3.67%
Monsanto Co.	7,643	635
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	861	70
Total		705

Foods 0.89%
General Mills, Inc.	733	37
Kellogg Co.	1,324	48
Kraft Foods, Inc. Class A	3,860	86
Total		171

Gold 1.00%
Barrick Gold Corp. (Canada)(a)	5,910	192

Health & Personal Care 1.50%
CVS Caremark Corp.	2,286	63
Express Scripts, Inc.*	4,400	203
Medco Health Solutions, Inc.*	532	22
Total		288

Hotel/Motel 1.33%
Marriott International, Inc. Class A	10,163	166
Starwood Hotels & Resorts Worldwide, Inc.	1,832	23
Wynn Resorts Ltd.*	3,292	66
Total		255

Insurance: Life 0.24%
Prudential Financial, Inc.	2,390	45

Insurance: Multi-Line 3.04%
Aon Corp.	10,064	411
Hartford Financial Services Group, Inc. (The)	1,480	12
MetLife, Inc.	7,120	162
Total		585

Investment Management Companies 2.60%
BlackRock, Inc.	364	47
Northern Trust Corp.	4,669	279
T. Rowe Price Group, Inc.	6,011	174
Total		500

Leisure Time 0.87%
Carnival Corp. Unit	7,000	151
Royal Caribbean Cruises Ltd.	2,050	16
Total		167

Machinery: Oil Well Equipment & Services 1.69%
Schlumberger Ltd.	6,036	245
Smith International, Inc.	3,662	79
Total		324

Medical & Dental Instruments & Supplies 0.33%
St. Jude Medical, Inc.*	1,764	64

Medical Services 0.42%
Quest Diagnostics, Inc.	1,681	80

Milling: Fruit & Grain Processing 1.58%
Archer Daniels Midland Co.	10,958	304

Miscellaneous Business & Consumer Discretionary 0.30%
Western Union Co.	4,603	58

Oil: Crude Producers 2.92%
Apache Corp.	2,772	178
Devon Energy Corp.	1,884	84
EOG Resources, Inc.	1,170	64
Occidental Petroleum Corp.	2,205	123
Southwestern Energy Co.*	1,161	35
XTO Energy, Inc.	2,560	78
Total		562

Oil: Integrated Domestic 2.26%
ConocoPhillips	1,977	77
Hess Corp.	5,552	301
Valero Energy Corp.	3,135	56
Total		434

Oil: Integrated International 6.01%
Chevron Corp.	4,292	289
Exxon Mobil Corp.	10,083	687
Marathon Oil Corp.	890	23
Suncor Energy, Inc. (Canada)(a)	2,959	66
Weatherford International Ltd.*	8,166	90
Total		1,155

Railroads 0.60%
Burlington Northern Santa Fe Corp.	983	59
Union Pacific Corp.	1,381	57
Total		116

Restaurants 0.39%
Darden Restaurants, Inc.	2,190	75

Retail 9.63%
Bed Bath & Beyond, Inc.*	3,833	95
Best Buy Co., Inc.	7,644	290
Dick’s Sporting Goods, Inc.*	10,072	144
Home Depot, Inc. (The)	5,435	128
J.C. Penney Co., Inc.	5,611	113
Kohl’s Corp.*	7,617	322
Macy’s, Inc.	2,507	22

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - LARGE-CAP CORE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Retail (continued)
Target Corp.	7,493	$258
Wal-Mart Stores, Inc.	9,202	479
Total		1,851

Securities Brokerage & Services 0.32%
Charles Schwab Corp. (The)	3,977	62

Soaps & Household Chemicals 2.03%
Colgate-Palmolive Co.	2,380	140
Procter & Gamble Co. (The)	5,312	250
Total		390

Telecommunications Equipment 0.37%
Nokia Corp. ADR	6,052	71

Textiles Apparel Manufacturers 0.32%
Coach, Inc.*	3,677	61

Tobacco 1.13%
Altria Group, Inc.	5,548	89
Philip Morris International, Inc.	3,590	128
Total		217

Transportation: Miscellaneous 0.80%
United Parcel Service, Inc. Class B	3,135	154

Utilities: Cable TV & Radio 0.28%
Comcast Corp. Class A	4,202	54

Utilities: Electrical 1.56%
Dominion Resources, Inc.	2,227	69
FPL Group, Inc.	1,577	80
PG&E Corp.	1,278	49
Progress Energy, Inc.	2,815	102
Total		300

Utilities: Telecommunications 3.15%
AT&T, Inc.	20,443	515
Verizon Communications, Inc.	2,981	90
Total		605

Total Common Stocks (cost $23,455,483)		18,173

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.48%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $1,080,000 of U.S. Treasury Bill at 0.18% due 5/14/2009; value: $1,079,784; proceeds: $1,054,134 (cost $1,054,134)	$1,054	1,054

Total Investments in Securities 100.01% (cost $24,509,617)		19,227

Liabilities in Excess of Other Assets (0.01%)		(2)
Net Assets 100.00%		$19,225

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.37%

Advertising Agency 0.98%
Interpublic Group of Cos., Inc. (The)*	851,758	$3,509

Aerospace 0.90%
Curtiss-Wright Corp.	45,000	1,262
Rockwell Collins, Inc.	59,800	1,952
Total		3,214

Auto Components 0.37%
PACCAR, Inc.	51,400	1,324

Auto Parts: Original Equipment 1.78%
Autoliv, Inc. (Sweden)(a)	93,700	1,740
BorgWarner, Inc.	188,679	3,830
WABCO Holdings, Inc.	61,890	762
Total		6,332

Banks 2.13%
City National Corp.	40,500	1,368
Comerica, Inc.	86,000	1,575
Commerce Bancshares, Inc.	10,900	396
M&T Bank Corp.	94,400	4,271
Total		7,610

Beverage: Soft Drinks 0.36%
Coca-Cola Enterprises, Inc.	96,392	1,271

Biotechnology Research & Production 1.98%
Biogen Idec, Inc.*	39,200	2,055
Genzyme Corp.*	30,100	1,788
Life Technologies Corp.*	99,000	3,215
Total		7,058

Chemicals 0.62%
Celanese Corp. Series A	166,162	2,222

Communications Technology 2.32%
Anixter International, Inc.*	83,700	2,652
Tellabs, Inc.*	1,225,200	5,611
Total		8,263

Computer Services, Software & Systems 4.56%
Adobe Systems, Inc.*	151,680	3,244
CA, Inc.	111,800	1,969
McAfee, Inc.*	186,223	6,238
Sybase, Inc.*	158,593	4,804
Total		16,255

Consumer Products 0.68%
Snap-on, Inc.	96,160	2,414

Containers & Packaging: Metal & Glass 2.22%
Ball Corp.	182,465	7,919

Containers & Packaging: Paper & Plastic 0.21%
Pactiv Corp.*	52,060	760

Diversified Financial Services 2.93%
Lazard Ltd. Class A	190,700	5,607
Raymond James Financial, Inc.	245,400	4,834
Total		10,441

Diversified Production 3.06%
Eaton Corp.	97,300	3,586
ITT Corp.	59,100	2,274
Pentair, Inc.	69,045	1,496
Tyco International Ltd.	181,630	3,553
Total		10,909

Drug & Grocery Store Chains 1.79%
Kroger Co. (The)	262,297	5,566
Safeway, Inc.	41,242	833
Total		6,399

Drugs & Pharmaceuticals 5.98%
AmerisourceBergen Corp.	161,300	5,268
Mylan, Inc.*	952,774	12,777
Watson Pharmaceuticals, Inc.*	105,400	3,279
Total		21,324

Electrical Equipment & Components 0.57%
Hubbell, Inc. Class B	75,038	2,023

Electronics: Semi-Conductors/Components 0.42%
Marvell Technology Group Ltd.*	163,100	1,494

Engineering & Contracting Services 3.14%
Jacobs Engineering Group, Inc.*	73,100	2,826
KBR, Inc.	337,898	4,666
URS Corp.*	91,200	3,685
Total		11,177

Foods 4.18%
Dean Foods Co.*	227,124	4,106
J.M. Smucker Co. (The)	110,400	4,115
Ralcorp Holdings, Inc.*	21,202	1,142
Smithfield Foods, Inc.*	585,254	5,537
Total		14,900

Health & Personal Care 1.05%
HealthSouth Corp.*	421,735	3,745

Healthcare Facilities 1.49%
DaVita, Inc.*	121,100	5,322

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Identification Control & Filter Devices 2.66%
Donaldson Co., Inc.	97,386	$2,614
Parker Hannifin Corp.	129,800	4,411
Roper Industries, Inc.	57,700	2,449
Total		9,474

Insurance: Multi-Line 5.13%
ACE Ltd. (Switzerland)(a)	175,319	7,083
Aon Corp.	191,500	7,817
HCC Insurance Holdings, Inc.	84,500	2,129
Markel Corp.*	4,400	1,249
Total		18,278

Insurance: Property-Casualty 1.62%
PartnerRe Ltd.	93,190	5,784

Investment Management Companies 0.53%
State Street Corp.	61,300	1,887

Machinery: Engines 0.74%
Cummins, Inc.	103,850	2,643

Machinery: Industrial/Specialty 0.58%
Kennametal, Inc.	128,400	2,081

Machinery: Oil Well Equipment & Services 2.75%
Cameron International Corp.*	75,300	1,651
Halliburton Co.	290,160	4,489
Oceaneering International, Inc.*	39,000	1,438
Smith International, Inc.	103,700	2,227
Total		9,805

Medical & Dental Instruments & Supplies 1.75%
Covidien Ltd.	155,200	5,159
Patterson Cos., Inc.*	56,300	1,062
Total		6,221

Metal Fabricating 2.57%
Precision Castparts Corp.	18,900	1,132
Reliance Steel & Aluminum Co.	216,200	5,693
Timken Co. (The)	167,846	2,343
Total		9,168

Milling: Fruit & Grain Processing 0.83%
Archer Daniels Midland Co.	106,600	2,961

Miscellaneous: Equipment 1.39%
W.W. Grainger, Inc.	70,744	4,965

Multi-Sector Companies 0.79%
SPX Corp.	60,100	2,825

Oil: Crude Producers 4.01%
Cabot Oil & Gas Corp.	97,400	2,296
EOG Resources, Inc.	64,195	3,515
Forest Oil Corp.*	168,400	2,214
Noble Energy, Inc.	67,100	3,615
Petrohawk Energy Corp.*	47,400	912
Range Resources Corp.	42,300	1,741
Total		14,293

Oil: Integrated International 1.29%
Transocean Ltd. (Switzerland)*(a)	78,345	4,610

Paints & Coatings 1.34%
Valspar Corp. (The)	238,506	4,763

Pollution Control & Environmental Services 1.03%
Republic Services, Inc.	213,762	3,666

Railroads 0.70%
Kansas City Southern*	196,600	2,499

Rental & Leasing Services: Commercial 0.65%
GATX Financial Corp.	114,863	2,324

Restaurants 3.64%
Brinker International, Inc.	499,164	7,537
Darden Restaurants, Inc.	121,201	4,152
Wendy’s/Arby’s Group, Inc.	254,600	1,281
Total		12,970

Retail 5.50%
American Eagle Outfitters, Inc.	232,100	2,841
Foot Locker, Inc.	302,963	3,175
Genuine Parts Co.	184,913	5,522
Macy’s, Inc.	349,823	3,113
Nordstrom, Inc.	41,900	702
TJX Companies, Inc. (The)	165,600	4,246
Total		19,599

Shipping 1.04%
Kirby Corp.*	139,397	3,714

Utilities: Electrical 4.89%
CMS Energy Corp.	795,818	9,422
Northeast Utilities	371,563	8,022
Total		17,444

Utilities: Gas Distributors 1.86%
Piedmont Natural Gas Co., Inc.	175,470	4,543
Southwest Gas Corp.	98,308	2,071
Total		6,614

Utilities: Gas Pipelines 2.23%
EQT Corp.	170,800	5,351

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO March 31, 2009

Investments	Shares	Value (000)
Utilities: Gas Pipelines (continued)
Williams Cos., Inc. (The)	227,900	$2,594
Total		7,945

Utilities: Telecommunications 5.13%
CenturyTel, Inc.	165,231	4,646
EMBARQ Corp.	178,367	6,751
Qwest Communications International, Inc.	369,103	1,262
Windstream Corp.	698,524	5,630
Total		18,289

Total Common Stocks (cost $416,710,408)		350,707

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $9,720,000 of U.S. Treasury Bill at 0.21% due 5/21/2009; value: $9,718,056; proceeds: $9,524,117 (cost $9,524,114)	$9,524	9,524

Total Investments in Securities 101.04% (cost $426,234,522)		360,231

Liabilities in Excess of Other Assets (1.04%)		(3,700)
Net Assets 100.00%		$356,531

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):  All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond Debenture”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large Cap Core”), and Mid-Cap Value Portfolio (“Mid Cap Value”).  Each Fund is diversified as defined in the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of America’s Value is to seek current income and capital appreciation.  The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return.  The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value.  The investment objective of Growth Opportunities is capital appreciation.  The investment objective of International is long-term capital appreciation.  The investment objective of Large Cap Core is growth of capital and growth of income consistent with reasonable risk.  The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned and recorded.

(d)         Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(e)          When-Issued or Forward Transactions-Each Fund may purchase securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

1

Notes to Schedule of Investments (unaudited)(continued)

(f)            Fair Value Measurements- In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	All Value	America’s Value
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$74,663,252	$44,997,206
Level 2 - Other Significant Observable Inputs	—	42,643,642
Total	$74,663,252	$87,640,848

	Bond Debenture	Growth and Income
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$8,452,808	$831,062,786
Level 2 - Other Significant Observable Inputs	290,363,291	—
Total	$298,816,099	$831,062,786

	Growth Opportunities	International
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$71,968,798	$3,561,534
Level 2 - Other Significant Observable Inputs	—	17,826,789
Total	$71,968,798	$21,388,323

2

Notes to Schedule of Investments (unaudited)(concluded)

	Large Cap Core	Mid Cap Value
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$19,227,104	$360,231,193
Total	$19,227,104	$360,231,193

3.  FEDERAL TAX INFORMATION

As of  March 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	All Value	America’s Value	Bond Debenture
Tax cost	$91,729,008	$107,956,009	$358,900,742
Gross unrealized gain	2,476,078	1,514,211	4,216,416
Gross unrealized loss	(19,541,834)	(21,829,372)	(64,301,059)
Net unrealized security loss	$(17,065,756)	$(20,315,161)	$(60,084,643)

	Growth and Income	Growth Opportunities	International
Tax cost	$1,143,664,521	$85,921,270	$28,791,489
Gross unrealized gain	28,517,121	2,346,269	406,837
Gross unrealized loss	(341,118,856)	(16,298,741)	(7,810,003)
Net unrealized security loss	$(312,601,735)	$(13,952,472)	$(7,403,166)

	Large Cap Core	Mid Cap Value
Tax cost	$24,674,383	$435,813,470
Gross unrealized gain	124,581	13,205,010
Gross unrealized loss	(5,571,860)	(88,787,287)
Net unrealized security loss	$(5,447,279)	$(75,582,277)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

4.  RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

3

Item 2:  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009